UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end: 11/30

Date of reporting period: 5/31/26

Item 1. Reports to Stockholders.

(a)

Zacks Earnings Consistent Portfolio ETF

(ZECP) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$342,457,042
Number of Portfolio Holdings	60
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$706,811
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.9%
Financials
14.1%
Industrials
14.1%
Health Care
13.2%
Communications
10.2%
Consumer Staples
7.5%
Consumer Discretionary
5.6%
Utilities
3.6%
Energy
0.9%
Real Estate
0.7%
Other Assets in Excess of Liabilities
1.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.2%
Real Estate	0.7%
Energy	0.9%
Utilities	3.6%
Consumer Discretionary	5.6%
Consumer Staples	7.5%
Communications	10.2%
Health Care	13.2%
Industrials	14.1%
Financials	14.1%
Technology	28.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc., Class A	8.4%
Apple, Inc.	7.9%
Microsoft Corporation	6.9%
Caterpillar, Inc.	4.4%
JPMorgan Chase & Company	3.0%
Walmart, Inc.	2.9%
Eli Lilly & Company	2.7%
Corning, Inc.	2.3%
American Express Company	2.3%
Applied Materials, Inc.	2.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Earnings Consistent Portfolio ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-ZECP

Zacks Focus Growth ETF

(GROZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Focus Growth ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Focus Growth ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$90,444,099
Number of Portfolio Holdings	40
Advisory Fee	$133,328
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
45.4%
Communications
14.6%
Consumer Discretionary
11.9%
Industrials
8.4%
Health Care
7.7%
Consumer Staples
7.1%
Financials
2.9%
Energy
0.6%
Other Assets in Excess of Liabilities
1.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Energy	0.6%
Financials	2.9%
Consumer Staples	7.1%
Health Care	7.7%
Industrials	8.4%
Consumer Discretionary	11.9%
Communications	14.6%
Technology	45.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	9.9%
NVIDIA Corporation	9.5%
Alphabet, Inc., Class A	8.2%
Microsoft Corporation	6.6%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	5.2%
Tesla, Inc.	4.2%
Eli Lilly & Company	3.4%
Meta Platforms, Inc., Class A	3.1%
Goldman Sachs Group, Inc. (The)	2.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Focus Growth ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Focus Growth ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-GROZ

Zacks Quality International ETF

(QUIZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Quality International ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Quality International ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$82,286,815
Number of Portfolio Holdings	179
Advisory Fee	$107,402
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 24.3%
Industrials 17.6%
Health Care 10.7%
Technology 10.6%
Consumer Staples 7.1%
Materials 7.0%
Consumer Discretionary 6.9%
Utilities 4.4%
Energy 4.3%
Communications 3.4%
Communication Services 0.4%
Real Estate 0.2%
Other Assets in Excess of Liabilities 2.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Real Estate	0.2%
Communication Services	0.4%
Communications	3.4%
Energy	4.3%
Utilities	4.4%
Consumer Discretionary	6.9%
Materials	7.0%
Consumer Staples	7.1%
Technology	10.6%
Health Care	10.7%
Industrials	17.6%
Financials	24.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ASML Holding N.V.	3.3%
HSBC Holdings PLC	2.4%
Sumitomo Electric Industries Ltd.	2.1%
Roche Holding A.G.	1.8%
Siemens A.G.	1.6%
British American Tobacco plc	1.4%
Shell plc	1.3%
Novartis A.G.	1.3%
Commonwealth Bank of Australia	1.2%
Mizuho Financial Group, Inc.	1.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Quality International ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Quality International ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-QUIZ

Zacks Small/Mid Cap ETF

(SMIZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$258,030,628
Number of Portfolio Holdings	217
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$441,714
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
23.5%
Technology
21.5%
Financials
19.8%
Health Care
5.4%
Materials
5.0%
Consumer Discretionary
4.8%
Consumer Staples
4.1%
Real Estate
3.9%
Communications
3.7%
Energy
3.2%
Utilities
2.7%
Other Assets in Excess of Liabilities
2.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Utilities	2.7%
Energy	3.2%
Communications	3.7%
Real Estate	3.9%
Consumer Staples	4.1%
Consumer Discretionary	4.8%
Materials	5.0%
Health Care	5.4%
Financials	19.8%
Technology	21.5%
Industrials	23.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
EMCOR Group, Inc.	1.7%
Comfort Systems USA, Inc.	1.5%
Kulicke & Soffa Industries, Inc.	1.2%
Credo Technology Group Holding Ltd.	1.2%
MasTec, Inc.	1.2%
Sterling Infrastructure, Inc.	1.2%
Western Digital Corporation	1.2%
Northern Trust Corporation	1.2%
Sandisk Corporation	1.2%
Nextpower, Inc., Class A	1.1%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Small/Mid Cap ETF

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-SMIZ

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Zacks Earnings Consistent Portfolio ETF
(ZECP)

Zacks Small/Mid Cap ETF
(SMIZ)

Zacks Focus Growth ETF
(GROZ)

Zacks Quality International ETF
(QUIZ)

Semi-Annual Financial Statements and Additional
Information

May 31, 2026

1-855-813-3507

www.ZacksETFs.com

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 2.6%
9,254	General Dynamics Corporation	$3,209,472
32,505	RTX Corporation	5,839,849
		9,049,321
	ASSET MANAGEMENT - 0.8%
2,584	Blackrock, Inc.	2,705,138

	BANKING - 5.2%
33,948	JPMorgan Chase & Company	10,160,975
16,349	PNC Financial Services Group, Inc. (The)	3,615,091
85,003	Truist Financial Corporation	4,097,995
		17,874,061
	BEVERAGES - 1.2%
28,742	PepsiCo, Inc.	4,144,309

	BIOTECH & PHARMA - 7.3%
12,059	Amgen, Inc.	4,061,351
47,627	Bristol-Myers Squibb Company	2,723,312
8,232	Eli Lilly & Company	9,096,359
24,617	Johnson & Johnson	5,546,949
31,872	Merck & Company, Inc.	3,783,844
		25,211,815
	COMMERCIAL SUPPORT SERVICES - 2.8%
27,343	Cintas Corporation	4,682,762
23,357	Republic Services, Inc.	4,681,677
		9,364,439
	DIVERSIFIED INDUSTRIALS - 1.0%
23,267	Emerson Electric Company	3,346,260

	ELECTRIC UTILITIES - 2.8%
50,890	American Electric Power Company, Inc.	6,446,236
34,252	Southern Company (The)	3,152,897
		9,599,133

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.6%
14,475	Amphenol Corporation, Class A	$2,153,301

	ENGINEERING & CONSTRUCTION - 1.7%
7,011	EMCOR Group, Inc.	5,796,835

	FOOD - 1.1%
19,789	Hershey Company (The)	3,839,660

	GAS & WATER UTILITIES - 0.8%
21,383	American Water Works Company, Inc.	2,635,882

	HEALTH CARE FACILITIES & SERVICES - 3.8%
29,490	Cardinal Health, Inc.	5,803,632
10,344	Labcorp Holdings, Inc.	2,690,061
11,808	UnitedHealth Group, Inc.	4,490,700
		12,984,393
	HOUSEHOLD PRODUCTS - 1.9%
45,454	Procter & Gamble Company (The)	6,525,376

	INDUSTRIAL REIT - 0.7%
17,318	Prologis, Inc.	2,484,613

	INDUSTRIAL SUPPORT SERVICES - 0.4%
32,397	Fastenal Company	1,431,947

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
32,156	Nasdaq, Inc.	2,975,073

	INSURANCE - 4.9%
44,379	Hartford Insurance Group, Inc. (The)	5,641,902
26,096	Marsh & McLennan Companies, Inc.	4,174,577
47,685	MetLife, Inc.	3,943,073
45,007	W R Berkley Corporation	2,859,745
		16,619,297

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INTERNET MEDIA & SERVICES - 9.6%
75,495	Alphabet, Inc., Class A	$28,713,768
48,586	Netflix, Inc.(a)	4,179,368
		32,893,136
	LEISURE FACILITIES & SERVICES - 2.4%
14,145	Marriott International Inc, Class A	5,312,862
9,983	McDonald’s Corporation	2,787,254
		8,100,116
	MACHINERY - 4.4%
16,956	Caterpillar, Inc.	14,851,252

	MEDICAL EQUIPMENT & DEVICES - 2.1%
36,519	Boston Scientific Corporation(a)	1,764,233
8,398	Stryker Corporation	2,562,146
5,541	Thermo Fisher Scientific, Inc.	2,728,998
		7,055,377
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
80,719	Halliburton Company	3,135,933

	RETAIL - CONSUMER STAPLES - 2.9%
84,294	Walmart, Inc.	9,757,030

	RETAIL - DISCRETIONARY - 3.2%
18,014	Home Depot, Inc. (The)	5,712,959
35,322	TJX Companies, Inc. (The)	5,466,080
		11,179,039
	SEMICONDUCTORS - 3.6%
12,606	Analog Devices, Inc.	5,216,993
15,850	Applied Materials, Inc.	7,133,451
		12,350,444
	SOFTWARE - 10.5%
12,674	Cadence Design Systems, Inc.(a)	4,751,863
52,530	Microsoft Corporation	23,651,107
22,929	Oracle Corporation	5,176,910

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SOFTWARE - 10.5% (Continued)
11,591	Salesforce, Inc.	$2,215,040
		35,794,920
	SPECIALTY FINANCE - 2.3%
25,410	American Express Company	8,041,503

	TECHNOLOGY HARDWARE - 12.3%
86,761	Apple, Inc.	27,074,639
58,912	Cisco Systems, Inc.	7,094,183
44,401	Corning, Inc.	8,043,685
		42,212,507
	TECHNOLOGY SERVICES - 2.5%
11,249	International Business Machines Corporation	3,349,952
12,994	Leidos Holdings, Inc.	1,660,633
8,124	Moody’s Corporation	3,682,203
		8,692,788
	TELECOMMUNICATIONS - 0.6%
77,956	AT&T, Inc.	1,933,309

	TRANSPORTATION & LOGISTICS - 0.6%
47,208	CSX Corporation	2,136,634

	WHOLESALE - CONSUMER STAPLES - 0.4%
18,165	Sysco Corporation	1,377,089

	TOTAL COMMON STOCKS (Cost $271,245,167)	338,251,930

	TOTAL INVESTMENTS - 98.8% (Cost $271,245,167)	$338,251,930
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	4,205,112
	NET ASSETS - 100.0%	$342,457,042

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5%
	ADVERTISING & MARKETING - 0.9%
3,620	AppLovin Corporation, Class A(a)	$2,219,386

	AEROSPACE & DEFENSE - 1.4%
15,168	Astronics Corporation(a)	1,319,616
8,685	Howmet Aerospace, Inc.	2,242,901
40	Kratos Defense & Security Solutions, Inc.(a)	2,565
		3,565,082
	APPAREL & TEXTILE PRODUCTS - 0.5%
30,465	Carter’s, Inc.	1,175,644

	ASSET MANAGEMENT - 1.7%
20,542	Acadian Asset Management, Inc.	1,485,392
7,275	Affiliated Managers Group, Inc.	2,203,234
25,103	Invesco Ltd.	714,431
77	Stifel Financial Corporation	5,402
		4,408,459
	AUTOMOTIVE - 0.3%
50,681	Ford Motor Company	883,877

	BANKING - 7.4%
11,940	BancFirst Corporation	1,316,863
52,453	Byline Bancorp, Inc.	1,735,670
10,702	City Holding Company	1,330,366
12,515	East West Bancorp, Inc.	1,533,588
40,583	First Horizon Corporation	983,326
44,656	Hilltop Holdings, Inc.	1,684,424
10,858	Home Bancorp, Inc.	699,038
206	Home BancShares, Inc.	5,513
23,997	Independent Bank Corporation (MA)	1,897,682
25	Metropolitan Bank Holding Corporation	2,238
28	Nicolet Bankshares, Inc.	3,928
5,894	Park National Corporation	1,011,175
23,483	Seacoast Banking Corporation of Florida	711,770
72,323	Simmons First National Corporation, Class A	1,551,328

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	BANKING - 7.4% (Continued)
27,318	SmartFinancial, Inc.	$1,139,161
22,577	Southern First Bancshares, Inc.(a)	1,304,273
20,423	Texas Capital Bancshares, Inc.	2,031,883
		18,942,226
	BEVERAGES - 0.1%
5,410	Celsius Holdings, Inc.(a)	179,991

	BIOTECH & PHARMA - 1.3%
395	ADMA Biologics, Inc.(a)	3,152
2,688	Alnylam Pharmaceuticals, Inc.(a)	811,722
13,598	Collegium Pharmaceutical, Inc.(a)	457,029
6,966	Halozyme Therapeutics, Inc.(a)	463,518
33	Krystal Biotech, Inc.(a)	10,198
64	Mirum Pharmaceuticals, Inc.(a)	6,496
35,115	Phibro Animal Health Corporation, Class A	1,081,191
59,216	Replimune Group, Inc.(a)	514,587
		3,347,893
	CHEMICALS - 1.6%
4,920	CF Industries Holdings, Inc.	552,762
28,067	Dow, Inc.	947,261
14,093	International Flavors & Fragrances, Inc.	1,071,773
4,142	Qnity Electronics, Inc.	646,152
6,593	Rogers Corporation(a)	933,041
		4,150,989
	COMMERCIAL SUPPORT SERVICES - 1.6%
11,873	Alarm.com Holdings, Inc.(a)	535,591
85,827	Quad/Graphics, Inc.	639,411
220,722	Vestis Corporation(a)	2,851,728
		4,026,730
	CONSUMER SERVICES - 0.2%
36,839	Coursera, Inc.(a)	198,562
2,692	Grand Canyon Education, Inc.(a)	403,396
		601,958

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	CONTAINERS & PACKAGING - 0.0%(b)
51	Crown Holdings, Inc.	$4,849

	E-COMMERCE DISCRETIONARY - 0.2%
51,583	Figs, Inc., Class A(a)	606,616

	ELECTRIC UTILITIES - 2.0%
12,841	Ameren Corporation	1,386,442
7,862	Consolidated Edison, Inc.	830,463
2,209	Constellation Energy Corporation	635,640
14,216	Edison International	994,267
7,933	Vistra Corporation	1,271,105
		5,117,917
	ELECTRICAL EQUIPMENT - 9.0%
19	Acuity, Inc.	5,797
6,702	Advanced Energy Industries, Inc.	2,025,210
32,493	Allient, Inc.	2,572,146
14,976	Amphenol Corporation, Class A	2,227,830
91	Atmus Filtration Technologies, Inc.	4,257
8,973	Bloom Energy Corporation, Class A(a)	2,557,305
16,036	Fortive Corporation	935,220
2,693	Hubbell, Inc.	1,275,432
4,366	Littelfuse, Inc.	2,038,354
18,478	Nextpower, Inc., Class A(a)	2,889,960
10,196	nVent Electric PLC	1,702,630
8,493	Powell Industries, Inc.	2,415,579
1,771	Rockwell Automation, Inc.	798,827
4,396	SPX Technologies, Inc.(a)	952,437
17,754	Trimble, Inc.(a)	1,001,503
		23,402,487
	ENGINEERING & CONSTRUCTION - 7.2%
2,169	Comfort Systems USA, Inc.	3,965,387
5,136	EMCOR Group, Inc.	4,246,547
8,402	MasTec, Inc.(a)	3,179,065
3,976	MYR Group, Inc.(a)	1,849,079

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	ENGINEERING & CONSTRUCTION - 7.2% (Continued)
13,131	Primoris Services Corporation	$1,651,617
3,677	Sterling Infrastructure, Inc.(a)	3,165,309
19,630	Tetra Tech, Inc.	539,629
		18,596,633
	ENTERTAINMENT CONTENT - 0.3%
2,952	Take-Two Interactive Software, Inc.(a)	661,720

	FOOD - 1.1%
7,717	Hershey Company (The)	1,497,329
23,979	Tyson Foods, Inc., Class A	1,463,199
		2,960,528
	GAMING REITS - 0.5%
27,919	Gaming and Leisure Properties, Inc.	1,311,355

	GAS & WATER UTILITIES - 0.7%
40,281	NiSource, Inc.	1,861,788

	HEALTH CARE FACILITIES & SERVICES - 1.4%
23	Cencora, Inc.	6,195
2,926	McKesson Corporation	2,172,380
13,776	PACS Group Inc(a)	504,890
40,147	Pediatrix Medical Group, Inc.(a)	864,767
		3,548,232
	HOME CONSTRUCTION - 0.7%
6,895	DR Horton, Inc.	1,014,185
25,923	Interface, Inc.	767,321
		1,781,506
	HOTEL REIT - 0.5%
89,792	Pebblebrook Hotel Trust	1,369,328

	HOUSEHOLD PRODUCTS - 0.7%
54,228	Central Garden & Pet Company, Class A(a)	1,850,802
37	Estee Lauder Companies, Inc. (The), Class A	3,291
		1,854,093

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.5%
17,035	Proto Labs, Inc.(a)	$1,290,572

	INDUSTRIAL SUPPORT SERVICES - 1.0%
6,447	DXP Enterprises Inc(a)	935,201
26,555	Resideo Technologies, Inc.(a)	830,375
4,764	VSE Corporation	882,055
		2,647,631
	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
6,312	Cboe Global Markets, Inc.	2,105,431
3,785	Evercore, Inc., Class A	1,290,155
14,720	Moelis & Company, Class A	990,509
18,224	Northern Trust Corporation	3,015,161
9,666	SEI Investments Company	849,448
3,909	State Street Corporation	608,397
16,027	StoneX Group, Inc.(a)	1,816,660
		10,675,761
	INSURANCE - 3.5%
5,575	Allstate Corporation (The)	1,148,952
6,867	Arch Capital Group Ltd.(a)	613,498
4,165	Assurant, Inc.	1,036,544
11,766	Employers Holdings, Inc.	511,821
10,429	Hartford Insurance Group, Inc. (The)	1,325,838
17,233	Lemonade, Inc.(a)	999,514
3,446	Primerica, Inc.	930,317
3,700	RenaissanceRe Holdings Ltd.	1,037,295
34,375	United Fire Group, Inc.	1,523,843
		9,127,622
	INTERNET MEDIA & SERVICES - 0.8%
26,212	EverQuote, Inc.(a)	504,319
8,059	Expedia Group, Inc.	1,819,641
		2,323,960
	LEISURE FACILITIES & SERVICES - 1.0%
6,076	Brinker International, Inc.(a)	865,101
168	Carnival Corp Ltd.	4,714

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0% (Continued)
4,608	Darden Restaurants, Inc.	$939,618
12,244	Las Vegas Sands Corporation	619,179
		2,428,612
	LEISURE PRODUCTS - 0.3%
18,336	Amer Sports, Inc.(a)	652,395
37,463	Peloton Interactive, Inc., Class A(a)	239,763
		892,158
	MACHINERY - 0.7%
6,112	Watts Water Technologies, Inc., Class A	1,888,486

	MEDICAL EQUIPMENT & DEVICES - 3.1%
62,553	BioLife Solutions, Inc.(a)	1,558,820
5,614	Illumina, Inc.(a)	914,857
38	Inspire Medical Systems, Inc.(a)	1,572
19,869	Omnicell, Inc.(a)	877,018
4,151	ResMed, Inc.	791,056
13,457	Solventum Corporation(a)	1,008,602
37,194	STAAR Surgical Company(a)	1,111,728
79,513	Varex Imaging Corporation(a)	813,418
19,937	Veracyte, Inc.(a)	923,881
		8,000,952
	METALS & MINING - 1.8%
14,373	Alcoa Corporation	1,115,920
7,011	Anglogold Ashanti plc	678,945
37,651	Constellium S.E.(a)	1,289,923
80,531	Hecla Mining Company	1,431,037
		4,515,825
	MORTGAGE FINANCE - 1.0%
35,343	Blackstone Mortgage Trust, Inc., CLASS A	646,070
98,552	Invesco Mortgage Capital, Inc.	775,604
190,779	Redwood Trust, Inc.	1,034,022
		2,455,696

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	MULTI ASSET CLASS REIT - 0.8%
26,308	WP Carey, Inc.	$1,957,842

	OIL & GAS PRODUCERS - 2.0%
31,339	California Resources Corporation	1,858,089
20,086	EQT Corporation	1,103,324
6,488	Expand Energy Corporation	603,254
13,765	Occidental Petroleum Corporation	779,512
3,060	Valero Energy Corporation	749,149
		5,093,328
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
81	Archrock, Inc.	2,713
21,455	TechnipFMC plc	1,467,951
5,736	Weatherford International plc	594,479
		2,065,143
	PUBLISHING & BROADCASTING - 0.9%
15,584	New York Times Company (The), Class A	1,172,073
25,742	Scholastic Corporation	1,042,551
		2,214,624
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
100	Howard Hughes Holdings, Inc.(a)	6,335

	REAL ESTATE SERVICES - 0.5%
83,301	Newmark Group, Inc., Class A	1,163,715

	RENEWABLE ENERGY - 0.4%
61,772	Sunrun, Inc.(a)	1,032,828

	RETAIL - CONSUMER STAPLES - 0.6%
5,064	BJ’s Wholesale Club Holdings, Inc.(a)	431,858
9,815	Dollar General Corporation	1,085,637
		1,517,495
	RETAIL - DISCRETIONARY - 1.6%
8,781	Advance Auto Parts, Inc.	528,967
19,420	Carvana Company(a)	1,417,661

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	RETAIL - DISCRETIONARY - 1.6% (Continued)
6,121	Ferguson Enterprises, Inc.	$1,383,162
1,283	Ulta Beauty, Inc.(a)	652,855
		3,982,645
	SEMICONDUCTORS - 5.3%
15,393	Ambarella, Inc.(a)	1,111,067
13,324	Cirrus Logic, Inc.(a)	2,264,414
7,219	Entegris, Inc.	1,001,925
5,961	FormFactor, Inc.(a)	742,681
31,614	Kulicke & Soffa Industries, Inc.	3,221,150
16,329	MaxLinear, Inc., Class A(a)	1,517,454
26,989	Photronics, Inc.(a)	873,094
1,750	Sandisk Corporation(a)	2,966,215
		13,698,000
	SOFTWARE - 5.7%
9,629	Appian Corporation, CLASS A(a)	225,319
143,663	Asana, Inc., Class A(a)	1,106,205
8,535	Blackbaud, Inc.(a)	261,939
22,775	CommVault Systems, Inc.(a)	2,704,530
12,007	DocuSign, Inc.(a)	630,608
2,714	Donnelley Financial Solutions, Inc.(a)	107,719
34,353	Dropbox, Inc., Class A(a)	923,409
11,873	Five9, Inc.(a)	289,108
7,698	Fortinet, Inc.(a)	1,062,093
117,324	Freshworks, Inc., Class A(a)	1,139,215
7,559	Guidewire Software, Inc.(a)	1,154,032
62,749	PagerDuty, Inc.(a)	624,353
3,909	PTC, Inc.(a)	542,296
8,274	Q2 Holdings, Inc.(a)	391,774
5,988	Qualys, Inc.(a)	654,429
77,718	Skillsoft Corporation(a)	566,564
26,776	Teradata Corporation(a)	911,723
13,601	Zoom Video Communications, Inc.(a)	1,381,725
		14,677,041

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	SPECIALTY FINANCE - 2.1%
15,587	Bread Financial Holdings, Inc.	$1,388,335
1,525	Credit Acceptance Corporation(a)	874,801
70,304	LendingClub Corporation(a)	1,254,926
14,541	LendingTree, Inc.(a)	555,466
72,202	SoFi Technologies, Inc.(a)	1,315,520
		5,389,048
	SPECIALTY REIT - 1.6%
28,991	EPR Properties	1,653,937
95,910	Farmland Partners, Inc.	984,996
69,425	Postal Realty Trust, Inc., Class A	1,599,552
		4,238,485
	STEEL - 1.6%
4,426	Carpenter Technology Corporation	2,075,705
17,480	Northwest Pipe Company(a)	2,061,941
		4,137,646
	TECHNOLOGY HARDWARE - 8.4%
14,145	Arista Networks, Inc.(a)	2,255,703
10,377	Arrow Electronics, Inc.(a)	2,227,216
15,135	Corning, Inc.	2,741,857
13,607	Credo Technology Group Holding Ltd.(a)	3,211,659
3,731	Fabrinet(a)	2,440,671
3,163	Garmin Ltd.	739,889
19	InterDigital, Inc.	4,790
1,356	Lumentum Holdings, Inc.(a)	1,159,326
2,657	Sanmina Corporation(a)	690,103
55,156	Sonos, Inc.(a)	870,362
6,774	TTM Technologies, Inc.(a)	1,176,779
1,993	Ubiquiti, Inc.	1,163,633
5,731	Western Digital Corporation	3,044,364
		21,726,352
	TECHNOLOGY SERVICES - 2.1%
13,170	Affirm Holdings, Inc., Class A(a)	969,971
1,739	Corpay, Inc.(a)	629,170
17,868	MAXIMUS, Inc.	1,106,565

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY SERVICES - 2.1% (Continued)
87,169	Remitly Global, Inc.(a)	$1,745,124
10,106	Science Applications International Corporation	1,053,045
		5,503,875
	TELECOMMUNICATIONS - 0.8%
7,730	EchoStar Corporation, Class A(a)	998,639
104,660	Lumen Technologies, Inc.(a)	1,150,213
		2,148,852
	TRANSPORTATION & LOGISTICS - 1.5%
5,352	Allegiant Travel Company(a)	490,297
8,278	CH Robinson Worldwide, Inc.	1,478,864
6,837	Expeditors International of Washington, Inc.	1,080,178
19,776	Southwest Airlines Company	849,379
		3,898,718
	TRANSPORTATION EQUIPMENT - 0.5%
4,767	Westinghouse Air Brake Technologies Corporation	1,244,950

	WHOLESALE - CONSUMER STAPLES - 1.2%
17,588	Archer-Daniels-Midland Company	1,403,171
32,926	United Natural Foods, Inc.(a)	1,690,750
		3,093,921

	TOTAL COMMON STOCKS (Cost $204,306,275)	251,617,405

	TOTAL INVESTMENTS - 97.5% (Cost $204,306,275)	$251,617,405
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	6,413,223
	NET ASSETS - 100.0%	$258,030,628

Ltd.	– Limited Company

PLC	– Public Limited Company

REIT	– Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 2.9%
4,803	General Electric Company	$1,555,019
3,908	Howmet Aerospace, Inc.	1,009,241
		2,564,260
	AUTOMOTIVE - 4.2%
8,785	Tesla, Inc.(a)	3,828,415

	BEVERAGES - 1.5%
10,587	Coca-Cola Company (The)	836,479
5,553	Monster Beverage Corporation(a)	489,108
		1,325,587
	BIOTECH & PHARMA - 4.7%
5,193	AbbVie, Inc.	1,130,620
2,787	Eli Lilly & Company	3,079,634
		4,210,254
	COMMERCIAL SUPPORT SERVICES - 0.8%
4,355	Cintas Corporation	745,837

	E-COMMERCE DISCRETIONARY - 5.3%
17,579	Amazon.com, Inc.(a)	4,757,581

	ELECTRICAL EQUIPMENT - 1.6%
9,947	Amphenol Corporation, Class A	1,479,716

	ENGINEERING & CONSTRUCTION - 1.9%
2,023	EMCOR Group, Inc.	1,672,657

	HEALTH CARE FACILITIES & SERVICES - 2.1%
5,456	Cardinal Health, Inc.	1,073,741
3,136	Cencora, Inc.	844,713
		1,918,454
	INDUSTRIAL INTERMEDIATE PROD - 1.2%
1,931	RBC Bearings, Inc.(a)	1,104,455

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
2,554	Goldman Sachs Group, Inc. (The)	$2,619,280

	INTERNET MEDIA & SERVICES - 14.6%
19,486	Alphabet, Inc., Class A	7,411,305
4,445	Meta Platforms, Inc., Class A	2,811,507
23,963	Netflix, Inc.(a)	2,061,297
7,326	Roku, Inc.(a)	953,699
		13,237,808
	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,887	Intuitive Surgical, Inc.(a)	801,296

	OIL & GAS PRODUCERS - 0.6%
3,091	Phillips 66	543,645

	RETAIL - CONSUMER STAPLES - 5.6%
3,002	Casey’s General Stores, Inc.	2,302,954
2,303	Costco Wholesale Corporation	2,202,405
4,796	Walmart, Inc.	555,137
		5,060,496
	RETAIL - DISCRETIONARY - 2.4%
2,114	Home Depot, Inc. (The)	670,434
3,074	Ross Stores, Inc.	712,338
4,891	TJX Companies, Inc. (The)	756,882
		2,139,654
	SEMICONDUCTORS - 20.2%
1,850	Applied Materials, Inc.	832,611
13,331	Broadcom, Inc.	5,955,891
7,439	Lam Research Corporation	2,366,941
40,402	NVIDIA Corporation	8,530,479
2,097	Texas Instruments, Inc.	641,011
		18,326,933
	SOFTWARE - 9.4%
13,360	Microsoft Corporation	6,015,207
3,885	Oracle Corporation	877,155

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 9.4% (Continued)
10,032	Palantir Technologies, Inc., Class A(a)	$1,570,409
		8,462,771
	TECHNOLOGY HARDWARE - 12.7%
28,578	Apple, Inc.	8,918,051
2,863	Arista Networks, Inc.(a)	456,563
5,241	Dell Technologies, Inc., Class C	2,205,989
		11,580,603
	TECHNOLOGY SERVICES - 3.0%
2,411	Mastercard, Inc., Class A	1,190,986
4,712	Visa, Inc., Class A	1,537,808
		2,728,794

	TOTAL COMMON STOCKS (Cost $75,509,648)	89,108,496

	TOTAL INVESTMENTS - 98.5% (Cost $75,509,648)	$89,108,496
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	1,335,603
	NET ASSETS - 100.0%	$90,444,099

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1%
	Australia - 5.4%
14,485	Australia & New Zealand Banking Group Ltd.(a)	$366,524
17,732	BHP Group Ltd.(a)	794,250
18,690	Brambles Ltd.	222,625
8,493	Commonwealth Bank of Australia	1,007,488
1,188	CSL Ltd.(a)	82,505
1,359	Macquarie Group Ltd.	233,045
12,485	National Australia Bank Ltd.	335,033
9,401	QBE Insurance Group Ltd.(a)	153,000
3,979	Wesfarmers Ltd.(a)	228,225
21,810	Westpac Banking Corporation	564,417
19,001	Woodside Energy Group Ltd.(a)	418,784
		4,405,896
	Belgium - 1.0%
3,569	Anheuser-Busch InBev S.A.	287,285
2,216	KBC Group N.V.(a)	294,579
948	UCB S.A.	278,362
		860,226
	Bermuda - 0.2%
2,023	Jardine Matheson Holdings Ltd.	134,287

	Denmark - 1.0%
677	DSV A/S	170,058
8,337	Novo Nordisk A/S, Class B	381,172
9,915	Vestas Wind Systems A/S(a)	278,614
		829,844
	Finland - 2.0%
9,426	Metso Outotec OYJ	180,119
6,978	Neste OYJ	229,235
37,074	Nokia OYJ(a)	540,194
34,222	Nordea Bank Abp	657,532
		1,607,080
	France - 7.9%
1,707	Air Liquide S.A.	354,623
5,218	AXA S.A.(a)	241,847

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	France - 7.9% (Continued)
6,075	BNP Paribas S.A.(a)	$658,739
7,999	Carrefour S.A.	149,631
2,034	Danone S.A.(a)	144,601
15,237	Engie S.A.(a)	470,513
921	EssilorLuxottica S.A.	188,186
91	Hermes International SCA	171,979
2,757	Legrand S.A.	474,885
769	L’Oreal S.A.	343,188
775	LVMH Moet Hennessy Louis Vuitton S.E.	427,687
1,919	Safran S.A.(a)	684,366
3,102	Sanofi S.A.(a)	272,456
1,735	Schneider Electric S.E.(a)	546,387
6,574	Societe Generale S.A.(a)	549,342
6,441	TotalEnergies S.E.(a)	564,902
1,874	Vinci S.A.(a)	273,383
		6,516,715
	Germany - 9.3%
1,342	Allianz S.E.(a)	597,419
3,992	BASF S.E.	236,670
11,454	Bayer A.G.(a)	488,118
2,574	Continental A.G.(a)	214,280
669	Deutsche Boerse A.G.(a)	193,239
4,767	Deutsche Post A.G.(a)	284,730
9,910	Deutsche Telekom A.G.(a)	333,647
17,512	E.ON S.E.	371,814
4,853	Fresenius S.E. & Company KGaA(a)	205,341
7,174	Infineon Technologies A.G.(a)	678,818
1,105	Knorr-Bremse A.G. 144A(b)	133,678
3,444	Mercedes-Benz Group A.G.	209,685
371	Muenchener Rueckversicherungs-Gesellschaft A.G.	195,757
112	Rheinmetall A.G.	168,993
5,402	RWE A.G.	343,832
4,390	SAP S.E.(a)	795,137
4,318	Siemens A.G.(a)	1,359,072

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Germany - 9.3% (Continued)
4,599	Siemens Energy A.G.(a)	$875,806
		7,686,036
	Italy - 3.5%
8,319	Assicurazioni Generali SpA(a)	375,675
28,248	Enel SpA(a)	317,180
12,966	Eni SpA(a)	340,789
129,178	Intesa Sanpaolo SpA(a)	875,101
1,430	Prysmian SpA	246,897
8,312	UniCredit SpA(a)	719,882
		2,875,524
	Japan - 24.5%
3,456	Advantest Corporation	567,881
9,049	Aeon Company Ltd.	79,061
8,031	Asics Corporation	244,210
16,734	Astellas Pharma, Inc.(a)	239,875
5,523	Capcom Company Ltd.	104,589
9,795	Central Japan Railway Company(a)	213,962
6,473	Chugai Pharmaceutical Company Ltd.	320,753
12,989	Daifuku Company Ltd.	596,255
459	Disco Corporation	187,589
8,265	East Japan Railway Company	177,065
1,153	Fast Retailing Company Ltd.	596,029
13,564	Fujikura Ltd.	406,328
11,559	Fujitsu Ltd.	244,439
25,329	Hitachi Ltd.(a)	821,584
2,781	Hoya Corporation	472,856
7,781	Inpex Corporation(a)	176,076
33,503	ITOCHU Corporation(a)	407,152
5,249	Japan Tobacco, Inc.	203,250
11,301	KDDI Corporation(a)	194,316
14,528	Marubeni Corporation	473,974
21,976	Mitsubishi Corporation(a)	698,889
17,919	Mitsubishi Electric Corporation	737,844
7,487	Mitsubishi Estate Company Ltd.	190,671

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Japan - 24.5% (Continued)
26,503	Mitsubishi Heavy Industries Ltd	$633,350
34,313	Mitsubishi UFJ Financial Group, Inc.	646,123
25,139	Mitsui & Company Ltd.	834,994
22,159	Mizuho Financial Group, Inc.(a)	1,001,062
3,488	Nintendo Company Ltd.(a)	156,546
188,019	Nippon Telegraph & Telephone Corporation	176,491
5,473	Nomura Research Institute Ltd.	172,577
2,498	Otsuka Holdings Company Ltd.	183,745
13,594	Panasonic Holdings Corporation(a)	315,812
3,608	Recruit Holdings Company Ltd.	239,453
7,618	Shin-Etsu Chemical Company Ltd.(a)	371,082
6,539	Shionogi & Company Ltd.	123,172
19,312	SoftBank Group Corporation	908,337
8,058	Sompo Holdings, Inc.	301,445
18,978	Sony Group Corporation(a)	410,386
15,379	Sumitomo Corporation	685,496
22,107	Sumitomo Electric Industries Ltd.	1,746,879
14,937	Sumitomo Mitsui Financial Group, Inc.(a)	545,747
9,684	Takeda Pharmaceutical Company Ltd.	311,197
7,728	Tokio Marine Holdings, Inc.	345,046
2,033	Tokyo Electron Ltd.	669,135
4,612	Tokyo Gas Company Ltd.	184,752
45,605	Toyota Motor Corporation(a)	871,067
		20,188,542
	Jersey - 0.8%
82,403	Glencore PLC(a)	630,147

	Luxembourg - 1.1%
10,301	ArcelorMittal S.A.(a)	712,851
5,882	Tenaris S.A.	179,026
		891,877
	Netherlands - 5.4%
1,199	AerCap Holdings N.V.	167,129
1,881	Airbus S.E.	394,325

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Netherlands - 5.4% (Continued)
377	Argenx S.E.(a),(c)	$314,724
1,657	ASML Holding N.V.(a)	2,676,870
12,992	ING Groep N.V.(a)	404,674
4,054	Prosus N.V.(a)	184,539
3,864	STMicroelectronics N.V.	265,729
		4,407,990
	Norway - 0.3%
21,879	Orkla ASA	231,047

	Singapore - 2.7%
18,173	DBS Group Holdings Ltd.(a)	894,837
17,461	Oversea-Chinese Banking Corp Ltd.(a)	320,159
27,243	Singapore Exchange Ltd.(a)	467,072
157,530	Singapore Telecommunications Ltd.(a)	535,716
		2,217,784
	Spain - 5.1%
1,808	ACS Actividades de Construccion y Servicios S.A.	262,173
10,714	Aena SME S.A. 144A(b)	311,221
40,281	Banco Bilbao Vizcaya Argentaria S.A.(a)	944,996
54,274	Banco Santander S.A.(a)	679,248
25,920	CaixaBank S.A.(a)	350,761
10,032	Endesa S.A.	419,677
28,919	Iberdrola S.A.	657,864
4,526	Industria de Diseno Textil S.A.(a)	281,423
10,503	Repsol S.A.(a)	270,049
		4,177,412
	Sweden - 2.5%
13,091	Atlas Copco A.B., Class A	251,609
3,186	Boliden A.B.	198,698
3,079	Saab A.B.	189,858
6,921	Sandvik A.B.	282,235
20,909	Telefonaktiebolaget LM Ericsson, Class B(a)	271,990
75,098	Telia Company A.B.	402,715

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	Sweden - 2.5% (Continued)
13,175	Volvo A.B., B SHARES(a)	$464,492
		2,061,597
	Switzerland - 7.7%
6,078	ABB Ltd.(a)	651,225
3,294	Coca-Cola HBC A.G.	189,167
2,733	Compagnie Financiere Richemont S.A.(a)	591,466
1,543	Galderma Group A.G. 144A(b)	329,284
2,833	Holcim A.G.(a)	281,035
260	Lonza Group A.G.(a)	166,706
7,356	Nestle S.A.(a)	748,758
6,975	Novartis A.G.(a)	1,052,989
3,475	Roche Holding A.G.(a)	1,466,247
5,207	Sandoz Group A.G.(a)	437,675
873	Swiss Re A.G.(a)	131,659
449	Zurich Insurance Group A.G.(a)	320,451
		6,366,662
	United Kingdom - 16.7%
8,611	Anglo American plc	462,501
5,183	AstraZeneca PLC(a)	963,445
9,710	BAE Systems plc	264,557
66,441	Barclays PLC(a)	409,787
54,928	BP PLC(a)	386,013
19,240	British American Tobacco plc(a)	1,189,641
11,741	Compass Group PLC(a)	377,708
17,108	GSK plc(a)	433,518
27,566	Haleon plc(a)	125,003
3,826	Halma PLC	241,257
103,944	HSBC Holdings PLC(a)	1,950,926
515,069	Lloyds Banking Group PLC	706,876
1,295	London Stock Exchange Group PLC	157,353
45,437	National Grid PLC(a)	731,582
76,027	NatWest Group PLC(a)	613,745
12,668	Prudential PLC	182,812
3,488	Reckitt Benckiser Group plc	215,669

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	United Kingdom - 16.7% (Continued)
4,834	RELX PLC	$159,506
24,373	Rentokil Initial plc	147,321
6,939	Rio Tinto PLC(a)	744,645
49,756	Rolls-Royce Holdings plc(a)	896,211
25,773	Shell plc(a)	1,082,292
7,676	Smith & Nephew plc(a)	114,856
4,717	SSE PLC	148,085
15,160	Standard Chartered PLC	407,023
6,463	Unilever PLC	366,062
202,749	Vodafone Group plc(a)	304,192
		13,782,586

	TOTAL COMMON STOCKS (Cost $71,543,688)	79,871,252

	TOTAL INVESTMENTS - 97.1% (Cost $71,543,688)	$79,871,252
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%	2,415,563
	NET ASSETS - 100.0%	$82,286,815

A/S	- Aktieselskab

A.B.	- Aktiebolag

Abp	- Asset Business Plan

A.G.	- Aktiengesellschaft

Inc.	- Incorporated

KGaA	- Kommanditgesellschaft auf Aktien

Ltd.	- Limited Company

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

SCA	- Société en Commandite par Actions

SE	- Structured entity

SpA	- Società per Azioni

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is 774,183 or 0.9% of net assets.

(c)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

	Zacks Earnings Consistent Portfolio ETF	Zacks Small/Mid Cap ETF	Zacks Focus Growth ETF	Zacks Quality International ETF
ASSETS
Investment securities:
At cost	$271,245,167	$204,306,275	$75,509,648	$71,543,688
At fair value	$338,251,930	$251,617,405	$89,108,496	$79,871,252
Cash and cash equivalents	3,927,151	6,355,891	1,397,793	1,314,062
Foreign cash (cost $0, $0, $0, $783,491)	—	—	—	785,356
Receivable for securities sold	—	—	—	387,386
Receivable for fund shares sold	—	—	814,834	—
Dividends receivable	449,324	204,258	33,333	317,973
TOTAL ASSETS	342,628,405	258,177,554	91,354,456	82,676,029

LIABILITIES
Payable for securities purchased	—	—	810,903	328,200
Investment advisory fees payable	97,586	91,066	31,028	21,246
Payable to related parties	6,082	2,273	13,356	20,223
Accrued expenses and other liabilities	67,695	53,587	55,070	19,545
TOTAL LIABILITIES	171,363	146,926	910,357	389,214
NET ASSETS	$342,457,042	$258,030,628	$90,444,099	$82,286,815

Net Assets Consist Of:
Paid in capital	$280,522,153	$209,138,974	$76,916,059	$74,216,713
Accumulated earnings	61,934,889	48,891,654	13,528,040	8,070,102
NET ASSETS	$342,457,042	$258,030,628	$90,444,099	$82,286,815

Net Asset Value Per Share:
Net Assets	$342,457,042	$258,030,628	$90,444,099	$82,286,815
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,229,000	6,050,000	2,775,000	2,820,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$37.11	$42.65	$32.59	$29.18

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

	Zacks Earnings Consistent Portfolio ETF	Zacks Small/Mid Cap ETF	Zack Focus Growth ETF	Zack Quality International ETF
INVESTMENT INCOME
Dividends	$2,220,407	$1,144,240	$169,127	$1,281,954
Interest	—	—	10,938	14,054
Foreign withholding taxes	—	(648)	—	(141,327)
TOTAL INVESTMENT INCOME	2,220,407	1,143,592	180,065	1,154,681

EXPENSES
Investment advisory fees	667,814	444,977	137,600	142,867
Administrative services fees	69,475	51,512	9,336	14,922
Legal fees	16,192	15,645	7,354	7,316
Custodian fees	14,721	12,617	4,164	10,000
Compliance officer fees	8,533	4,997	367	5,847
Printing and postage expenses	7,634	5,460	647	7,768
Transfer agent fees	6,751	6,787	3,050	6,477
Audit fees	6,042	8,116	8,664	8,936
Trustees fees and expenses	5,326	4,250	1,336	3,276
Other expenses	807	6,543	4,344	7,175
TOTAL EXPENSES	803,295	560,904	176,862	214,584
Fees Waived by the Advisor	—	(3,263)	(4,272)	(35,465)
Fees Reimbursed by the Advisor	38,997	—	—	—
NET EXPENSES	842,292	557,641	172,590	179,119
NET INVESTMENT INCOME	1,378,115	585,951	7,475	975,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Investments	(3,200,547)	(2,012,018)	(1,100,150)	(1,556,572)
Investments delivered in-kind	3,564,526	6,325,041	1,746,416	385,276
Net realized gain (loss)	363,979	4,313,023	646,266	(1,171,296)
Net change in unrealized appreciation (depreciations) on:
Investments	16,907,531	23,420,018	5,933,281	7,570,388
Foreign currency transactions	—	—	—	1,855
Net change in unrealized appreciation and foreign currency transactions	16,907,531	23,420,018	5,933,281	7,572,243

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,271,510	27,733,041	6,579,547	6,400,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,649,625	$28,318,992	$6,587,022	$7,376,509

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,378,115	$2,201,445
Net realized gain from security transactions	363,979	6,624,539
Net change in unrealized appreciation of investments	16,907,531	17,873,852
Net increase in net assets resulting from operations	18,649,625	26,699,836

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,264,072)	(1,289,179)
Net decrease in net assets resulting from distributions to shareholders	(2,264,072)	(1,289,179)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	55,084,203	88,268,088
Payments for shares redeemed:	(10,662,392)	(35,084,900)
Net increase in net assets resulting from shares of beneficial interest	44,421,811	53,183,188

TOTAL INCREASE IN NET ASSETS	60,807,364	78,593,845

NET ASSETS
Beginning of Period	281,649,678	203,055,833
End of Period	$342,457,042	$281,649,678

SHARE ACTIVITY
Shares sold	1,550,000	2,775,000
Shares redeemed	(300,000)	(1,100,000)
Net increase in shares of beneficial interest outstanding	1,250,000	1,675,000

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$585,951	$1,039,850
Net realized gain from security transactions	4,313,023	470,150
Net change in unrealized appreciation of investments	23,420,018	8,532,834
Net increase in net assets resulting from operations	28,318,992	10,042,834

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,018,605)	(1,545,215)
Net decrease in net assets resulting from distributions to shareholders	(1,018,605)	(1,545,215)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	96,266,103	81,377,908
Payments for shares redeemed:	(29,304,077)	(23,862,556)
Net increase in net assets resulting from shares of beneficial interest	66,962,026	57,515,352

TOTAL INCREASE IN NET ASSETS	94,262,413	66,012,971

NET ASSETS
Beginning of Period	163,768,215	97,755,244
End of Period	$258,030,628	$163,768,215

SHARE ACTIVITY
Shares sold	2,475,000	2,375,000
Shares redeemed	(750,000)	(725,000)
Net increase in shares of beneficial interest outstanding	1,725,000	1,650,000

See accompanying notes which are an integral part of these financial statements.

Zacks Focus Growth ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Period Ended
	May 31, 2026	November 30, 2025*
	(Unaudited)
FROM OPERATIONS
Net investment income	$7,475	$19,669
Net realized gain (loss) from security transactions	646,266	(517,912)
Net change in unrealized appreciation of investments	5,933,281	7,665,567
Net increase in net assets resulting from operations	6,587,022	7,167,324

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(24,375)	—
Net decrease in net assets resulting from distributions to shareholders	(24,375)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	39,105,182	46,022,309
Payments for shares redeemed:	(6,501,799)	(1,911,564)
Net increase in net assets resulting from shares of beneficial interest	32,603,383	44,110,745

TOTAL INCREASE IN NET ASSETS	39,166,030	51,278,069

NET ASSETS
Beginning of Period	51,278,069	—
End of Period	$90,444,099	$51,278,069

SHARE ACTIVITY
Class I:
Shares sold	1,300,000	1,775,000
Shares redeemed	(225,000)	(75,000)
Net increase in shares of beneficial interest outstanding	1,075,000	1,700,000

*	Commencement of Operations was December 4, 2024.

See accompanying notes which are an integral part of these financial statements.

Zacks Quality International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Period Ended
	May 31, 2026	November 30, 2025*
	(Unaudited)
FROM OPERATIONS
Net investment income	$975,562	$81,331
Net realized loss from security transactions	(1,171,296)	(54,386)
Net change in unrealized appreciation of investments and foreign currency translations	7,572,243	757,464
Net increase in net assets resulting from operations	7,376,509	784,409

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(90,816)	—
Net decrease in net assets resulting from distributions to shareholders	(90,816)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	31,643,282	46,011,729
Payments for shares redeemed:	(3,438,298)	—
Net increase in net assets resulting from shares of beneficial interest	28,204,984	46,011,729

TOTAL INCREASE IN NET ASSETS	35,490,677	46,796,138

NET ASSETS
Beginning of Period	46,796,138	—
End of Period	$82,286,815	$46,796,138

SHARE ACTIVITY
Class I:
Shares sold	1,140,000	1,810,000
Shares redeemed	(130,000)	—
Net increase in shares of beneficial interest outstanding	1,010,000	1,810,000

*	Commencement of Operations was August 18, 2025.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The		For The		For The	For The
	Six Months Ended		Year Ended	Period Ended		Year Ended		Year Ended	Period Ended
	May 31, 2026		November 30, 2025	November 30, 2024 **		January 31, 2024		January 31, 2023	January 31, 2022 *
	(Unaudited)
Net asset value, beginning of period	$35.30		$32.21	$26.57		$23.73		$25.40	$25.00
Activity from investment operations:
Net investment income (1)	0.16		0.30	0.23		0.28		0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	1.92		2.98	5.40		2.74		(1.74)	0.35
Total from investment operations	2.08		3.28	5.63		3.02		(1.47)	0.43
Less distributions from:
Net investment income	(0.27)		(0.19)	—		(0.19)		(0.21)	(0.03)
Total distributions	(0.27)		(0.19)	—		(0.19)		(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.00		0.00	0.01		0.01		0.01	0.00
Net asset value, end of period	$37.11		$35.30	$32.21		$26.57		$23.73	$25.40
Total return (2)	5.95	% (6)	10.28%	21.23	% (6)	12.79	% (7)	(5.72)%	1.71	% (6)
Net assets, at end of period (000s)	$342,457		$281,650	$203,056		$91,102		$22,640	$11,531
Ratio of gross expenses to average net assets	0.53	% (5)	0.55%	0.66	% (5)	0.89%		1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55%	0.55	% (5)	0.55%		0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.91	% (5)	0.94%	0.95	% (5)	1.11%		1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	7	% (6)	12%	19	% (6)	18%		14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

**	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The	For The
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023 *
	(Unaudited)
Net asset value, beginning of period	$37.87		$36.54	$26.14	$25.00
Activity from investment operations:
Net investment income (1)	0.11		0.28	0.23	0.03
Net realized and unrealized gain on investments (4)	4.90		1.57	10.17	1.09
Total from investment operations	5.01		1.85	10.40	1.12
Less distributions from:
Net investment income	(0.23)		(0.15)	(0.02)	—
Net realized gains	—		(0.37)	—	—
Total distributions	(0.23)		(0.52)	(0.02)	—
Capital Share Transaction fees (Note 7)	0.00		0.00	0.02	0.02
Net asset value, end of period	$42.65		$37.87	$36.54	$26.14
Total return (2)	13.31	% (6)	5.25%	39.88%	4.56	% (6)
Net assets, at end of period (000s)	$258,031		$163,768	$97,755	$8,496
Ratio of gross expenses to average net assets	0.55	% (5)	0.60%	0.87%	11.88	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55%	0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.58	% (5)	0.82%	0.71%	0.72	% (5)
Portfolio Turnover Rate (3)	38	% (6)	105%	103%	3	% (6)

*	Commencement of Operations was October 2, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Focus Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The
	Six Months Ended		Period Ended
	May 31, 2026		November 30, 2025 *
	(Unaudited)
Net asset value, beginning of period	$30.16		$25.21
Activity from investment operations:
Net investment income (1)	—		0.02
Net realized and unrealized gain on investments (4)	2.44		4.93
Total from investment operations	2.44		4.95
Less distributions from:
Net investment income	(0.01)		—
Total distributions	(0.01)		—
Capital Share Transaction fees (Note 7)	0.00		0.00
Net asset value, end of period	$32.59		$30.16
Total return (2)	8.10	% (6)	19.64	% (6)
Net assets, at end of period (000s)	$90,444		$51,278
Ratio of gross expenses to average net assets	0.56	% (5)	1.14	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55	% (5)
Ratio of net investment income to average net assets	0.02	% (5)	0.08	% (5)
Portfolio Turnover Rate (3)	9	% (6)	50	% (6)

*	Commencement of Operations was December 4, 2024.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Quality International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The
	Six Months Ended		Period Ended
	May 31, 2026		November 30, 2025 *
	(Unaudited)
Net asset value, beginning of period	$25.85		$25.00
Activity from investment operations:
Net investment income (1)	0.42		0.10
Net realized and unrealized gain on investments (4)	2.96		0.75
Total from investment operations	3.38		0.85
Less distributions from:
Net investment income	(0.05)		—
Total distributions	(0.05)		—
Capital Share Transaction fees (Note 7)	0.00		0.00
Net asset value, end of period	$29.18		$25.85
Total return (2)	13.08	% (6)	3.40	% (6)
Net assets, at end of period (000s)	$82,287		$46,796
Ratio of gross expenses to average net assets	0.66	% (5)	1.68	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55	% (5)
Ratio of net investment income to average net assets	2.99	% (5)	1.31	% (5)
Portfolio Turnover Rate (3)	21	% (6)	8	% (6)

*	Commencement of Operations was August 18, 2025.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1.	ORGANIZATION

The Zacks Earnings Consistent Portfolio ETF (“ZECP”), Zacks Small/Mid Cap ETF (“SMIZ”) and the Zacks Focus Growth ETF (“GROZ”) and Zacks Quality International ETF (“QUIZ”), (each a “Fund” and collectively the “Funds” or “Zacks ETFs”) are each a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ZECP and GROZ both seek to provide long-term total returns and minimize capital loss. SMIZ and QUIZ both seek to generate positive risk-adjusted returns. ZECP commenced operations on August 23, 2021, SMIZ commenced operations on October 2, 2023, GROZ commenced operations on December 4, 2024 and QUIZ commenced operations on August 15, 2025.

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026, for each Fund’s assets and liabilities measured at fair value:

Zacks Earnings Consistent Portfolio ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$338,251,930	$—	$—	$338,251,930
Total	$338,251,930	$—	$—	$338,251,930

Zacks Small/Mid Cap ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$251,617,405	$—	$—	$251,617,405
Total	$251,617,405	$—	$—	$251,617,405

Zacks Focus Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$89,108,496	$—	$—	$89,108,496
Total	$89,108,496	$—	$—	$89,108,496

Zacks Quality International ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$79,871,252	$—	$—	$79,871,252
Total	$79,871,252	$—	$—	$79,871,252

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with each Fund’s investment objectives, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Funds to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Funds to achieve their objective.

Management Risk – The Funds are subject to management risk because they are each an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Funds invest may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. Each Fund’s performance per share will change daily in response to such factors.

Non-U.S. Securities Risk – Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund’s shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Real Estate Investment Trusts (REITs) – The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Federal Income Taxes – The Funds intend to comply or to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the six months ended May 31, 2026, the Funds did not incur any tax-related interest or penalties. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended January 31, 2023 to November 2025, or expected to be taken in the Funds’ November 30, 2026 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$19,840,084	$20,899,206
SMIZ	$89,428,308	$74,140,613
GROZ	$5,873,235	$7,256,471
QUIZ	$13,405,455	$13,413,367

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$54,495,265	$10,542,079
SMIZ	$76,603,573	$28,572,589
GROZ	$39,272,254	$6,305,965
QUIZ	$30,806,423	$3,425,210

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as investment advisor to the Funds. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of each Funds’ assets. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of each Fund’s respective average daily net assets. For the six months ended May 31, 2026, ZECP, SMIZ, GROZ and QUIZ incurred $667,814, $444,977, $137,600 and $142,867, respectively, in advisory fees.

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, at least until April 1, 2027 for ZECP, SMIZ and GROZ and September 1, 2027 for QUIZ, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the six months ended May 31, 2026, the Advisor waived fees of $0, $3,263, $4,272 and $35,465 for ZECP, SMIZ, GROZ and QUIZ, respectively. During the period, the Advisor reimbursed additional amounts of $38,997 for ZECP.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Advisor shall be entitled to reimbursement by the applicable Fund provided that such reimbursement does not cause each Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from each Fund for fees it waived and each Fund’s expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Waiver Agreement can be terminated only by, or with the consent, of the Board.

As of November 30, 2025, the Advisor has $518,568, $278,690, $108,083 and $26,735 for ZECP, SMIZ, GROZ and QUIZ, respectively, of waived fees within 3 years of reimbursement that may be recovered by the following dates:

Fund	January 31, 2026	January 31, 2027	November 30, 2027	November 30, 2028	Total
ZECP	$196,824	$186,188	$135,556	$—	$518,568

	November 30, 2026	November 30, 2027	November 30, 2028	Total
SMIZ	$60,714	$159,846	$58,130	$278,690

	November 30, 2028	Total
GROZ	$108,083	$108,083

	November 30, 2028	Total
QUIZ	$26,735	$26,735

Northern Lights Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds, and will not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
ZECP	$271,245,167	$75,022,225	$(8,015,462)	$67,006,763
SMIZ	204,355,707	55,087,295	(7,825,597)	47,261,698
GROZ	75,530,534	14,713,958	(1,135,996)	13,577,962
QUIZ	71,545,201	10,265,658	(1,939,607)	8,326,051

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended November 30, 2025, November 30,2024 and January 31, 2024 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2025	Income	Capital Gain	Capital	Total
ZECP	$1,289,179	$—	$—	$1,289,179
SMIZ	1,545,215	—	—	1,545,215
GROZ	—	—	—	—
QUIZ	—	—	—	—

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2024	Income	Capital Gain	Capital	Total
ZECP	$—	$—	$—	$—
SMIZ	9,090	—	—	9,090

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

For Fiscal Year Ended	Ordinary	Long-Term	Return of
January 31, 2024	Income	Capital Gain	Capital	Total
ZECP	$579,145	$—	$—	$579,145

As of November 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ZECP	$2,081,105	$—	$—	(6,631,001)	50,099,232	$45,549,336
SMIZ	885,468	—	—	(3,135,881)	23,841,680	21,591,267
GROZ	19,669	—	—	(698,957)	7,644,681	6,965,393
QUIZ	79,080	—	—	(50,622)	755,951	784,409

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, unrealized depreciation from investments is primarily attributable to the C-Corporation return of capital distributions and the tax deferral of losses on wash sales and PFICs.

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
ZECP	$4,264,075	$2,366,926	$6,631,001	$—
SMIZ	3,135,881	—	3,135,881	—
GROZ	698,957	—	698,957	—
QUIZ	50,622	—	50,622	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions for the year ended November 30, 2025, as follows:

Fund	Capital	Deficit
ZECP	$10,064,939	$(10,064,939)
SMIZ	3,698,236	(3,698,236)
GROZ	201,931	(201,931)
QUIZ	—	—

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Fund	Cash Purchases	Charge for Cash Purchases*
ZECP	$400	0.40%
SMIZ	$400	0.40%
GROZ	$400	0.40%
QUIZ	$2,995	0.40%

*	As a percentage of the amount invested.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

8.	FOREIGN TAX CREDIT (UNAUDITED)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax paid per outstanding share as of fiscal years ended November 30, 2025, were as follows:

For fiscal year ended
11/30/2025	Foreign Taxes Paid	Foreign Source Income
QUIZ	0.00	0.04

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Continuance of Advisory Agreement – Zacks Earnings Consistent Portfolio ETF, Zacks Small/Mid Cap ETF, Zacks Focus Growth ETF, and Zacks Quality International ETF

In connection with a meeting held on April 13, 2026, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the continuance of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Earnings Consistent Portfolio ETF (the “ECP ETF”), the Zacks Small/Mid Cap ETF (the “SMID ETF”), the Zacks Focus Growth ETF (the “Growth ETF”), and the Zacks Quality International ETF (the “QUIZ ETF”). In considering the approval of the continuance of the Advisory Agreement, the Board received materials specifically relating to the ECP ETF, the SMID ETF, the Growth ETF, and the QUIZ ETF and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the ECP ETF, SMID ETF, Growth ETF, and QUIZ ETF that the continuance of the Advisory Agreement be approved and that the compensation payable thereunder by each of the ECP ETF, SMID ETF, Growth ETF, and QUIZ ETF to Zacks was fair and reasonable. In considering the approval of the continuance of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data for the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF provided by the Adviser, including one-year and since inception average annual total returns as of December 31, 2025, as applicable. The Board also reviewed comparisons of each such Fund’s performance against its respective peer group average, Morningstar Category Average and benchmark. The Board noted that: (i) the ECP ETF outperformed its peer group average for the one-year and since inception periods and underperformed its peer group and benchmark for the one-year and the since inception periods; (ii) the SMID ETF outperformed its peer group average, Morning Star Category Average and benchmark for the one-year and since inception periods; (iii) the Growth ETF outperformed its peer group average, Morningstar Category Average and benchmark for the one-year and since inception periods; and (iv) the QUIZ ETF outperformed its peer group average and Morningstar Category Average for the since inception period and underperformed its benchmark for the since inception period. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the Advisory Agreement with the Adviser with respect to the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF, the Board considered the nature, extent, and quality of services that the Adviser provided to the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF under the Advisory Agreement were satisfactory.

Fees and Expenses. The Board reviewed each of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF’s advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the peer group and Morningstar category. The Board noted that: (i) the ECP ETF’s advisory fee and expense ratio were lower than the peer group average and the ECP ETF’s advisory fee and expense ratio were higher than the Morningstar category average; (ii) the SMID ETF’s advisory fee and expense ratio were lower than the peer group average and the ECP ETF’s advisory fee and expense ratio were higher than the Morningstar category average;(iii) the Growth ETF’s advisory fee and expense ratio were lower than the peer group average and the Morningstar category average; and (iv) the QUIZ ETF’s advisory fee and expense ratio were lower than the peer group average and the QUIZ ETF’s advisory fee and expense ratio were higher than the Morningstar category average. The Board also considered the each of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF’s active management style, in comparison to the funds in the Morningstar category averages, which includes both passive and active manages funds. Mr. Zacks responded to questions from the Trustees. Given these considerations, the Board concluded that the advisory fee paid to the Adviser under the Advisory Agreement was not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to each of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF for the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of each of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each the ECP ETF, SMID ETF, Growth ETF and Quiz ETF grow and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each such Fund’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if any of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF experiences substantial asset growth; however, the Board recognized that each of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as each of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuance of the Advisory Agreement for an additional one-year period is in the best interests of the ECP ETF, SMID ETF, Growth ETF and QUIZ ETF.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSETF-SA26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto. . Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zacks Trust

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/07/2026

By	/s/ Donald Ralph
Donald Ralph
Principal Financial Officer
Date: 08/07/2026